Income Taxes	3 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

16. INCOME TAXES

NESR is a holding company incorporated in the British Virgin Islands, which imposes a zero percent statutory corporate income tax rate on income generated outside of the British Virgin Islands. The subsidiaries operate in multiple tax jurisdictions throughout the MENA and Asia Pacific regions where statutory tax rates generally vary from 12% to 35%. In the British Virgin Islands, the statutory rate is effectively 0% as tax is not applied on extra territorial activity.

The Company’s effective tax rate was 18% and 18% for the quarters ended March 31, 2020 and March 31, 2019, respectively, in the Condensed Consolidated Statement of Operations. The difference in rate between periods is primarily attributable to the pre-tax income mix by country between periods, the prevalence of nondeductible costs, legal entity restructuring in certain jurisdictions, and improved structuring of capital expenditures between legal entities to minimize tax expenses where possible.